STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Automobiles & Components - .5%
Delphi Technologies	101,302	[a]	1,357,447
Banks - 6.5%
Ameris Bancorp	53,914		2,169,499
Atlantic Union Bankshares	96,080	[b]	3,578,500
First BanCorp	559,621		5,585,018
First Interstate BancSystem, Cl. A	87,507		3,521,282
First Merchants	52,483		1,975,198
			16,829,497
Capital Goods - 7.7%
Advanced Drainage Systems	50,569		1,631,862
Aerojet Rocketdyne Holdings	27,654	[a,b]	1,396,804
American Woodmark	14,889	[a]	1,323,781
Masonite International	47,935	[a]	2,780,230
Nesco Holdings	202,536	[a]	1,211,165
Quanta Services	55,999		2,116,762
Simpson Manufacturing	26,977		1,871,394
Tennant	36,867	[b]	2,606,497
TPG Pace Holdings, Cl. A	159,743	[a]	1,642,158
TPI Composites	148,578	[a,b]	2,785,837
Wesco Aircraft Holdings	60,166	[a]	662,428
			20,028,918
Commercial & Professional Services - 4.2%
Clarivate Analytics	320,831	[a]	5,412,419
Covanta Holding	320,548		5,542,275
			10,954,694
Consumer Durables & Apparel - 5.6%
Century Communities	89,956	[a,b]	2,755,352
KB Home	96,514		3,281,476
Skyline Champion	79,139	[a]	2,381,293
Taylor Morrison Home	163,200	[a]	4,233,408
TopBuild	19,133	[a]	1,844,995
			14,496,524
Consumer Services - 5.2%
Adtalem Global Education	90,145	[a]	3,433,623
Dave & Buster's Entertainment	95,736	[b]	3,728,917
OneSpaWorld Holdings	227,926	[a,b]	3,539,691
Penn National Gaming	154,538	[a,b]	2,878,270
			13,580,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Diversified Financials - 4.6%
FirstCash	19,952		1,829,000
Green Dot, Cl. A	47,701	[a]	1,204,450
OneMain Holdings	120,624		4,424,488
PJT Partners, Cl. A	111,423	[b]	4,534,916
			11,992,854
Energy - 7.4%
Ardmore Shipping	204,286	[a]	1,366,673
Delek US Holdings	40,614	[b]	1,474,288
Euronav	160,024		1,472,221
Green Plains	136,689	[b]	1,448,220
Laredo Petroleum	508,902	[a,b]	1,226,454
PBF Energy, Cl. A	218,105		5,930,275
Scorpio Tankers	126,451	[b]	3,763,182
Select Energy Services, Cl. A	308,059	[a]	2,667,791
			19,349,104
Food, Beverage & Tobacco - 1.8%
Darling Ingredients	251,359	[a]	4,808,498
Health Care Equipment & Services - .9%
AxoGen	187,426	[a]	2,339,076
Insurance - 1.2%
Argo Group International Holdings	20,130		1,413,931
The Hanover Insurance Group	12,303		1,667,549
			3,081,480
Materials - 12.4%
Alamos Gold, Cl. A	1,017,311		5,900,404
Cabot	159,353		7,221,878
Eagle Materials	38,582		3,472,766
IAMGOLD	953,073	[a,b]	3,249,979
Louisiana-Pacific	233,319		5,734,981
US Concrete	120,267	[a]	6,648,360
			32,228,368
Media & Entertainment - 3.5%
Criteo, ADR	188,890	[a]	3,530,354
Nexstar Media Group, Cl. A	29,662		3,034,719
Sinclair Broadcast Group, Cl. A	60,510		2,586,197
			9,151,270
Pharmaceuticals Biotechnology & Life Sciences - 6.8%
Aerie Pharmaceuticals	138,849	[a,b]	2,668,678
Flexion Therapeutics	302,800	[a,b]	4,149,874
Revance Therapeutics	155,880	[a,b]	2,026,440
Sage Therapeutics	18,629	[a,b]	2,613,462
Syneos Health	6,572	[a]	349,696
TherapeuticsMD	1,622,875	[a,b]	5,891,036
			17,699,186

Description		Shares		Value ($)
Common Stocks - 96.8% (continued)
Real Estate - 1.2%
Colliers International Group		39,986		3,000,949
Software & Services - 11.0%
Cardtronics, Cl. A		191,852	[a,b]	5,801,604
Cloudera		334,009	[a,b]	2,959,320
Commvault Systems		52,405	[a]	2,343,028
Everbridge		39,965	[a]	2,466,240
Evertec		117,080		3,655,238
InterXion Holding		76,398	[a]	6,223,381
Talend, ADR		148,420	[a,b]	5,043,312
				28,492,123
Technology Hardware & Equipment - 4.2%
Ciena		171,433	[a]	6,725,317
Itron		55,974	[a]	4,139,837
				10,865,154
Transportation - 9.3%
Knight-Swift Transportation Holdings		162,806	[b]	5,909,858
Mesa Air Group		135,780	[a]	915,836
Scorpio Bulkers		367,707	[b]	2,235,659
SkyWest		132,583		7,610,264
Werner Enterprises		210,785	[b]	7,440,710
				24,112,327
Utilities - 2.8%
AquaVenture Holdings		179,969	[a,b]	3,496,798
Clearway Energy, Cl. C		200,362	[b]	3,656,606
				7,153,404
Total Common Stocks (cost $248,652,351)				251,521,374

Exchange-Traded Funds - 1.9%
Registered Investment Companies - 1.9%
iShares Russell 2000 ETF (cost $5,059,691)		33,336		5,045,070
	Maturity Date	Number of Warrants
Warrants - .1%
Capital Goods - .1%
Nesco Holdings	1/01/25	67,512		58,060
TPG Pace Holdings	8/18/22	53,248		91,586
Total Warrants (cost $167,681)				149,646
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,206,420)	1.89	2,206,420	[c]	2,206,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 8.4%
Registered Investment Companies - 8.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,872,892)	1.89	21,872,892	[c]	21,872,892
Total Investments (cost $277,959,035)		108.1%		280,795,402
Liabilities, Less Cash and Receivables		(8.1%)		(20,995,873)
Net Assets		100.0%		259,799,529

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $70,995,242 and the value of the collateral was $73,428,380, consisting of cash collateral of $21,872,892 and U.S. Government & Agency securities valued at $51,555,488.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	251,521,374	-	-	251,521,374
Exchange-Traded Funds	5,045,070	-	-	5,045,070
Investment Companies	24,079,312	-	-	24,079,312
Warrants	149,646	-	-	149,646

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $2,836,367, consisting of $23,700,381 gross unrealized appreciation and $20,864,014 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.